Investment Objectives and Goals	Jun. 04, 2026
Kurv Gold & Mining Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV GOLD & MINING ENHANCED INCOME ETF (TICKER: KGDX) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Gold & Mining Enhanced Income ETF (the “Gold Fund”) seeks to maximize total return.
Kurv Silver & Mining Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV SILVER & MINING ENHANCED INCOME ETF (TICKER: KSIL) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Silver & Mining Enhanced Income ETF (the “Silver Fund”) seeks to maximize total return.